                 AIM CHARTER FUND -- CLASS A, B, C AND R SHARES

                        Supplement dated October 31, 2005
                  to the Prospectus dated February 28, 2005, as
                            supplemented July 1, 2005


This supplement supersedes and replaces in its entirety the information appearing in the supplement dated July 1, 2005.

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      SHAREHOLDER FEES
      ----------------------------------------------------------------------------------------------------------
      (fees paid directly from
      your investment)                                               CLASS A      CLASS B   CLASS C    CLASS R
      ----------------------------------------------------------------------------------------------------------
      Maximum Sales Charge (Load)
      Imposed on Purchases
      (as a percentage of offering
      price)                                                        5.50%          None       None    None
      Maximum Deferred Sales Charge (Load)
      (as a percentage of
      original purchase price
      or redemption proceeds, whichever is
      less)                                                         None(1),(2)    5.00%      1.00%   None(3)
      ----------------------------------------------------------------------------------------------------------

      ANNUAL FUND OPERATING EXPENSES(4)
      ----------------------------------------------------------------------------------------------------------
      (expenses that are deducted
      from fund assets)                                              CLASS A    CLASS B    CLASS C    CLASS R
      ----------------------------------------------------------------------------------------------------------
      Management Fees                                                  0.63%      0.63%      0.63%      0.63%
      Distribution and/or Service (12b-1) Fees(5)                      0.25       1.00       1.00       0.50
      Other Expenses                                                   0.34       0.34       0.34       0.34
      Total Annual Fund
      Operating Expenses                                               1.22       1.97       1.97       1.47
      Fee Waiver(6)                                                    0.01       0.01       0.01       0.01
      Net Annual Fund Operating Expenses(7)                            1.21       1.96       1.96       1.46
      ----------------------------------------------------------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) Effective January 1, 2005 through December 31, 2009, the adviser has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation" following.)

(7) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in Note 5 and
     Note 6 and net of this arrangement were 1.20%, 1.95%, 1.95% and 1.45% for Class A, Class B, Class C and Class R shares, respectively, for the year ended October 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

     As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                       1 YEAR    3 YEARS   5 YEARS     10 YEARS
                       -------- ---------- --------- -------------
         Class A       $   667   $  913    $  1,178    $   1,941
         Class B           699      915       1,257        2,097
         Class C           299      615       1,057        2,291
         Class R           149      462         797        1,753

You would pay the following expenses if you did not redeem your shares:

                       1 YEAR    3 YEARS   5 YEARS     10 YEARS
                       -------- ---------- --------- -------------
         Class A       $   667   $  913    $  1,178    $   1,941
         Class B           199      615       1,057        2,097
         Class C           199      615       1,057        2,291
         Class R           149      462         797        1,753


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A --
ANNUAL
EXPENSE
RATIO 1.21%    YEAR 1      YEAR 2      YEAR 3     YEAR 4     YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------ ----------  ----------  ---------- ---------- ----------  ----------  ----------  ----------  ----------  ----------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%     21.55%     27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses           3.79%       7.72%      11.81%     16.04%     20.44%      25.01%      29.74%      34.66%      39.77%      45.06%
End of Year
Balance      $10,379.00  $10,772.36  $11,180.64 $11,604.38 $12,044.19  $12,500.66  $12,974.44  $13,466.17  $13,976.54  $14,506.25
Estimated
Annual
Expenses     $   123.29  $   127.97  $   132.82 $   137.85 $   143.07  $   148.50  $   154.12  $   159.97  $   166.03  $   172.32

CLASS B --
ANNUAL
EXPENSE
RATIO 1.96%    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------ ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses           3.04%       6.17%       9.40%      12.73%      16.15%      19.68%      23.32%      27.07%      31.89%      36.89%
End of Year
Balance      $10,304.00  $10,617.24  $10,940.01  $11,272.58  $11,615.27  $11,968.37  $12,332.21  $12,707.11  $13,188.71  $13,688.56
Estimated
Annual
Expenses     $   198.98  $   205.03  $   211.26  $   217.68  $   224.30  $   231.12  $   238.15  $   245.39  $   156.67  $   162.61


CLASS C --
ANNUAL
EXPENSE
RATIO 1.96%    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------ ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses           3.04%       6.17%       9.40%      12.73%      16.15%      19.68%      23.32%      27.07%      30.93%      34.91%
End of Year
Balance      $10,304.00  $10,617.24  $10,940.01  $11,272.58  $11,615.27  $11,968.37  $12,332.21  $12,707.11  $13,093.41  $13,491.45
Estimated
Annual
Expenses     $   198.98  $   205.03  $   211.26  $   217.68  $   224.30  $   231.12  $   238.15  $   245.39  $   252.85  $   260.53

CLASS R --
ANNUAL
EXPENSE
RATIO 1.46%    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------ ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses           3.54%       7.21%      11.00%      14.93%      19.00%      23.21%      27.57%      32.09%      36.76%      41.61%
End of Year
Balance      $10,354.00  $10,720.53  $11,100.04  $11,492.98  $11,899.83  $12,321.09  $12,757.25  $13,208.86  $13,676.45  $14,160.60
Estimated
Annual
Expenses     $   148.58  $   153.84  $   159.29  $   164.93  $   170.77  $   176.81  $   183.07  $   189.55  $   196.26  $   203.21"


The following replaces in its entirety the heading and the first two paragraphs appearing under the heading "FUND MANAGEMENT -- THE ADVISORS" on page 5 of the prospectus:

     "FUND MANAGEMENT -- THE ADVISOR

     A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

     The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives."

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION -- CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

     "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION -- PURCHASING SHARES -- GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

     "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION -- EXCHANGING SHARES -- PERMITTED EXCHANGES -- EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

     "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

              AIM CONSTELLATION FUND -- CLASS A, B, C AND R SHARES

                        Supplement dated October 31, 2005
           to the Prospectus dated February 28, 2005, as supplemented
                       July 1, 2005 and September 16, 2005


This supplement supersedes and replaces in its entirety the information appearing in the supplements dated July 1, 2005 and September 16, 2005.

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                   CLASS A      CLASS B     CLASS C   CLASS R
-----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                   5.50%       None        None      None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price or redemption
proceeds, whichever is less)                      None(1,2)       5.00%       1.00%     None(3)
-----------------------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES(4)
-----------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                     CLASS A    CLASS B     CLASS C    CLASS R
-----------------------------------------------------------------------------------------------
Management Fees                                         0.63%      0.63%       0.63%      0.63%

Distribution and/or Service (12b-1) Fees(5)             0.25       1.00        1.00       0.50

Other Expenses                                          0.36       0.36        0.36       0.36

Total Annual Fund Operating Expenses                    1.24       1.99        1.99       1.49

Fee Waiver(6)                                           0.03       0.03        0.03       0.03

Net Annual Fund Operating Expenses(7)                   1.21       1.96        1.96       1.46
-----------------------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation" following.)

(7) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in Note 5 and Note 6 above and net of this arrangement were 1.20%, 1.95%, 1.95% and 1.45% for Class A, Class B, Class C and Class R shares respectively, for the year ended October 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

      As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE


This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursement, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                 1 YEAR      3 YEARS       5 YEARS     10 YEARS
                               ----------   ----------   ----------   ----------

Class A                        $      667   $      913   $    1,178   $    1,953
Class B                               699          915        1,257        2,109
Class C                               299          615        1,057        2,303
Class R                               149          462          797        1,765

You would pay the following expenses if you did not redeem your shares:

                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
                               ----------   ----------   ----------   ----------

Class A                        $      667   $      913   $    1,178   $    1,953
Class B                               199          615        1,057        2,109
Class C                               199          615        1,057        2,303
Class R                               149          462          797        1,765

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A--
ANNUAL
EXPENSE
RATIO
1.21%        YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
---------- ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Cumulative
Return
Before
Expenses         5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses         3.79%       7.72%      11.81%      16.04%      20.44%      25.01%      29.74%      34.66%      39.77%      45.06%

End of
Year
Balance    $10,379.00  $10,772.36  $11,180.64  $11,604.38  $12,044.19  $12,500.66  $12,974.44  $13,466.17  $13,976.54  $14,506.25

Estimated
Annual
Expenses   $   123.29  $   127.97  $   132.82  $   137.85  $   143.07  $   148.50  $   154.12  $   159.97  $   166.03  $   172.32



CLASS B--
ANNUAL
EXPENSE
RATIO
1.96%        YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
---------- ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Cumulative
Return
Before
Expenses         5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses         3.04%       6.17%       9.40%      12.73%      16.15%      19.68%      23.32%      27.07%      31.89%      36.89%

End of
Year
Balance    $10,304.00  $10,617.24  $10,940.01  $11,272.58  $11,615.27  $11,968.37  $12,332.21  $12,707.11  $13,188.71  $13,688.56

Estimated
Annual
Expenses   $   198.98  $   205.03  $   211.26  $   217.68  $   224.30  $   231.12  $   238.15  $   245.39  $   156.67  $   162.61



CLASS C--
ANNUAL
EXPENSE
RATIO
1.96%        YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
---------- ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Cumulative
Return
Before
Expenses         5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses         3.04%       6.17%       9.40%      12.73%      16.15%      19.68%      23.32%      27.07%      30.93%      34.91%

End of
Year
Balance    $10,304.00  $10,617.24  $10,940.01  $11,272.58  $11,615.27  $11,968.37  $12,332.21  $12,707.11  $13,093.41  $13,491.45

Estimated
Annual
Expenses   $   198.98  $   205.03  $   211.26  $   217.68  $   224.30  $   231.12  $   238.15  $   245.39  $   252.85  $   260.53

CLASS R--
ANNUAL
EXPENSE
RATIO
1.46%        YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
---------- ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Cumulative
Return
Before
Expenses         5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses         3.54%       7.21%      11.00%      14.93%      19.00%      23.21%      27.57%      32.09%      36.76%      41.61%

End of
Year
Balance    $10,354.00  $10,720.53  $11,100.04  $11,492.98  $11,899.83  $12,321.09  $12,757.25  $13,208.86  $13,676.45  $14,160.60

Estimated
Annual
Expenses   $   148.58  $   153.84  $   159.29  $   164.93  $   170.77  $   176.81  $   183.07  $   189.55  $   196.26  $   203.21



The following replaces in its entirety the heading and the first two paragraphs appearing under the heading "FUND MANAGEMENT -- THE ADVISORS" on page 5 of the prospectus:

      "FUND MANAGEMENT -- THE ADVISOR

      A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

      The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives."

The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 6 of the prospectus:

      "The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

      o Lanny H. Sachnowitz (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1987. As the lead manager, Mr. Sachnowitz generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Sachnowitz may perform these functions, and the nature of these functions, may change from time to time.

      o Kirk L. Anderson, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1994.

      o James G. Birdsall, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1995.

      o Robert J. Lloyd, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000. From 1997 to 2000, he was employed by American Electric Power.

      They are assisted by the advisor's Large/Multi-Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

      The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION -- CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

      "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION -- PURCHASING SHARES -- GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

      "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION -- EXCHANGING SHARES -- PERMITTED EXCHANGES -- EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

      "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

                AIM WEINGARTEN FUND -- CLASS A, B, C AND R SHARES

                        Supplement dated October 31, 2005
                  to the Prospectus dated February 28, 2005, as
                            supplemented July 1, 2005


This supplement supersedes and replaces in its entirety the information appearing in the supplement dated July 1, 2005.

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------------------------------------------
(fees paid directly from your
investment)                                                       CLASS A      CLASS B    CLASS C       CLASS R
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on Purchases (as
a percentage of offering price)                                    5.50%        None       None          None

Maximum Deferred Sales Charge
(Load)
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)                                      None(1,2)     5.00%      1.00%        None(3)
-------------------------------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------------------------------------
(expenses that are deducted from
fund assets)                                                      CLASS A       CLASS B    CLASS C    CLASS R
--------------------------------------------------------------------------------------------------------------
Management Fees                                                    0.64%         0.64%      0.64%       0.64%

Distribution and/or Service (12b-1) Fees(5)                        0.25          1.00       1.00        0.50

Other Expenses                                                     0.46          0.46       0.46        0.46

Total Annual Fund Operating Expenses(6,7)                          1.35          2.10       2.10        1.60
--------------------------------------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. (See "Fund Management--Advisor Compensation" following.)

(7) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Total Annual Fund Operating Expenses restated for the items in
      Note 5 and Note 6 and net of this arrangement were 1.34%, 2.09%, 2.09% and 1.59% for Class A, Class B, Class C and Class R shares, respectively, for the year ended October 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

      As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursement, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


            1 YEAR       3 YEARS     5 YEARS      10 YEARS
          ----------   ----------   ----------   ----------

Class A   $      680   $      954   $    1,249   $    2,085
Class B          713          958        1,329        2,240
Class C          313          658        1,129        2,431
Class R          163          505          871        1,900

You would pay the following expenses if you did not redeem your shares:


            1 YEAR       3 YEARS      5 YEARS     10 YEARS
          ----------   ----------   ----------   ----------

Class A   $      680   $      954   $    1,249   $    2,085
Class B          213          658        1,129        2,240
Class C          213          658        1,129        2,431
Class R          163          505          871        1,900

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


CLASS A--
ANNUAL
EXPENSE
RATIO
1.35%        YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
---------- ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Cumulative
Return
Before
Expenses         5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses         3.65%       7.43%      11.35%      15.42%      19.63%      24.00%      28.52%      33.22%      38.08%      43.12%

End of
Year
Balance    $10,365.00  $10,743.32  $11,135.45  $11,541.90  $11,963.18  $12,399.83  $12,852.43  $13,321.54  $13,807.78  $14,311.76

Estimated
Annual
Expenses   $   137.46  $   142.48  $   147.68  $   153.07  $   158.66  $   164.45  $   170.45  $   176.67  $   183.12  $   189.81



CLASS B--
ANNUAL
EXPENSE
RATIO
2.10%        YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
---------- ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Cumulative
Return
Before
Expenses         5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses         2.90%       5.88%       8.95%      12.11%      15.37%      18.71%      22.15%      25.70%      30.28%      35.04%

End of
Year
Balance    $10,290.00  $10,588.41  $10,895.47  $11,211.44  $11,536.57  $11,871.14  $12,215.40  $12,569.64  $13,028.44  $13,503.97

Estimated
Annual
Expenses   $   213.05  $   219.22  $   225.58  $   232.12  $   238.85  $   245.78  $   252.91  $   260.24  $   172.79  $   179.09

CLASS C--
ANNUAL
EXPENSE
RATIO
2.10%        YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
---------- ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Cumulative
Return
Before
Expenses         5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses         2.90%       5.88%       8.95%      12.11%      15.37%      18.71%      22.15%      25.70%      29.34%      33.09%

End of
Year
Balance    $10,290.00  $10,588.41  $10,895.47  $11,211.44  $11,536.57  $11,871.14  $12,215.40  $12,569.64  $12,934.16  $13,309.26

Estimated
Annual
Expenses   $   213.05  $   219.22  $   225.58  $   232.12  $   238.85  $   245.78  $   252.91  $   260.24  $   267.79  $   275.56

CLASS R--
ANNUAL
EXPENSE
RATIO
1.60%        YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5       YEAR 6     YEAR 7      YEAR 8       YEAR 9     YEAR 10
---------- ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Cumulative
Return
Before
Expenses         5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses         3.40%       6.92%      10.55%      14.31%      18.20%      22.21%      26.37%      30.67%      35.11%      39.70%

End of
Year
Balance    $10,340.00  $10,691.56  $11,055.07  $11,430.95  $11,819.60  $12,221.46  $12,636.99  $13,066.65  $13,510.92  $13,970.29

Estimated
Annual
Expenses   $   162.72  $   168.25  $   173.97  $   179.89  $   186.00  $   192.33  $   198.87  $   205.63  $   212.62  $   219.85


The following replaces in its entirety the heading and the first two paragraphs appearing under the heading "FUND MANAGEMENT -- THE ADVISORS" on page 5 of the prospectus:

      "FUND MANAGEMENT -- THE ADVISOR

      A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

      The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives."

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION -- CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

      "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION -- PURCHASING SHARES -- GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

      "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION -- EXCHANGING SHARES -- PERMITTED EXCHANGES -- EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

      "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

                          INSTITUTIONAL CLASS SHARES OF

                           AIM AGGRESSIVE GROWTH FUND
                               AIM BLUE CHIP FUND
                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                         AIM LARGE CAP BASIC VALUE FUND
                            AIM LARGE CAP GROWTH FUND
                             AIM MID CAP GROWTH FUND
                               AIM WEINGARTEN FUND

                        Supplement dated October 31, 2005
           to the Prospectus dated February 28, 2005, as supplemented
                       July 1, 2005 and September 16, 2005

This supplement supersedes and replaces in its entirety the information appearing in the supplements dated July 1, 2005 and September 16, 2005.

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds.

SHAREHOLDER FEES

(fees paid                                                                              LARGE CAP    LARGE       MID
directly from          AGGRESSIVE   BLUE        CAPITAL                                   BASIC       CAP        CAP
your investment)        GROWTH      CHIP      DEVELOPMENT   CHARTER    CONSTELLATION      VALUE      GROWTH     GROWTH  WEINGARTEN
----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales
Charge (Load)
Imposed on
Purchases
(as a
percentage of
offering
price)                 None        None        None           None      None              None         None       None      None

Maximum
Deferred Sales
Charge (Load)
(as a
percentage of
original
purchase price
or redemption
proceeds,
whichever is
less)                  None        None        None           None      None              None         None       None      None
----------------------------------------------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)

(expenses that                                                                       LARGE
are deducted                                                                          CAP       LARGE        MID
from fund             AGGRESSIVE     BLUE       CAPITAL                              BASIC       CAP         CAP
assets)                 GROWTH       CHIP     DEVELOPMENT   CHARTER  CONSTELLATION   VALUE      GROWTH      GROWTH    WEINGARTEN
--------------------------------------------------------------------------------------------------------------------------------
Management Fees          0.64%       0.64%       0.67%       0.63%       0.63%       0.60%       0.75%       0.80%       0.64%

Distribution
and/or Service
(12b-1) Fees               --          --          --          --          --          --          --          --          --

Other Expenses           0.09        0.11        0.20        0.12        0.11        0.21        0.18        0.40        0.21

Total Annual
Fund Operating
Expenses                 0.73        0.75        0.87        0.75        0.74        0.81        0.93        1.20        0.85

Fee Waivers(2),(3)         --        0.01          --        0.01        0.03        0.01        0.08        0.05          --

Net Annual Fund
Operating
Expenses(4)              0.73        0.74        0.87        0.74        0.71        0.80        0.85        1.15        0.85
--------------------------------------------------------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective January 1, 2005 through December 31, 2009, the advisor contractually agreed to waive a portion of its advisory fees for the following funds: AIM Blue Chip Fund, AIM Charter Fund, AIM Constellation Fund, AIM Large Cap Growth Fund, AIM Mid Cap Growth Fund and AIM Weingarten Fund. The Fee Waiver reflects this agreement. (See "Fund Management -- Advisor Compensation" following.)

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) for AIM Large Cap Basic Value Fund and AIM Large Cap Growth Fund to 0.97% and 1.07% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) dividend expenses on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from he Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP (as defined herein) described more fully below, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it hold uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through June 30, 2006.

(4) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for items in Note 3 and Note 4 and net of this arrangement were 0.72%, 0.73%, 0.86%, 0.73%, 0.70%, 0.79%, 0.84%, 1.13% and 0.84% for AIM Aggressive Growth
         Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, AIM Mid Cap Growth Fund and AIM Weingarten Fund, respectively for the year ended October 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursement, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR   3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------
Aggressive Growth             $    75   $  233     $  406     $     906
Blue Chip                          76      237        411           925
Capital Development                89      278        482         1,073
Charter                            76      237        411           925
Constellation                      73      227        395           903
Large Cap Basic Value              82      258        449         1,001
 Large Cap Growth                  87      271        471         1,102
Mid Cap Growth                    117      365        633         1,430
Weingarten                         87      271        471         1,049
-----------------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Institutional Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Institutional Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

AGGRESSIVE
GROWTH
ANNUAL EXPENSE
RATIO 0.73%         YEAR 1          YEAR 2          YEAR 3          YEAR 4          YEAR 5
------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses             5.00%          10.25%          15.76%          21.55%          27.63%

Cumulative
Return
After
Expenses             4.27%           8.72%          13.36%          18.21%          23.25%

End of
Year
Balance        $10,427.00      $10,872.23      $11,336.48      $11,820.54      $12,325.28

Estimated
Annual
Expenses       $    74.56      $    77.74      $    81.06      $    84.52      $    88.13
------------------------------------------------------------------------------------------

AGGRESSIVE
GROWTH
ANNUAL EXPENSE
RATIO 0.73%          YEAR 6          YEAR 7          YEAR 8          YEAR 9         YEAR 10
-------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses             34.01%          40.71%          47.75%          55.13%          62.89%

Cumulative
Return
After
Expenses             28.52%          34.00%          39.73%          45.69%          51.91%

End of
Year
Balance         $12,851.57      $13,400.33      $13,972.53      $14,569.15      $15,191.26

Estimated
Annual
Expenses        $    91.90      $    95.82      $    99.91      $   104.18      $   108.63
-------------------------------------------------------------------------------------------




BLUE
CHIP
GROWTH
ANNUAL
EXPENSE
RATIO 0.74%        YEAR 1           YEAR 2          YEAR 3          YEAR 4          YEAR 5
------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses             5.00%          10.25%          15.76%          21.55%          27.63%

Cumulative
Return
After
Expenses             4.26%           8.70%          13.33%          18.16%          23.19%

End of
Year
Balance        $10,426.00      $10,870.15      $11,333.22      $11,816.01      $12,319.37

Estimated
Annual
Expenses       $    75.58      $    78.80      $    82.15      $    85.65      $    89.30
------------------------------------------------------------------------------------------

BLUE
CHIP
GROWTH
ANNUAL
EXPENSE
RATIO 0.74%         YEAR 6          YEAR 7          YEAR 8          YEAR 9         YEAR 10
------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses            34.01%          40.71%          47.75%          55.13%          62.89%

Cumulative
Return
After
Expenses            28.44%          33.91%          39.62%          45.57%          51.77%

End of
Year
Balance        $12,844.18      $13,391.34      $13,961.81      $14,556.58      $15,176.69

Estimated
Annual
Expenses       $    93.11      $    97.07      $   101.21      $   105.52      $   110.01
------------------------------------------------------------------------------------------



CAPITAL
DEVELOPMENT
ANNUAL
EXPENSE
RATIO 0.87%         YEAR 1          YEAR 2          YEAR 3          YEAR 4          YEAR 5
------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses             5.00%          10.25%          15.76%          21.55%          27.63%

Cumulative
Return
After
Expenses             4.13%           8.43%          12.91%          17.57%          22.43%

End of
Year
Balance        $10,413.00      $10,843.06      $11,290.88      $11,757.19      $12,242.76

Estimated
Annual
Expenses       $    88.80      $    92.46      $    96.28      $   100.26      $   104.40
------------------------------------------------------------------------------------------

CAPITAL
DEVELOPMENT
ANNUAL
EXPENSE
RATIO 0.87%          YEAR 6          YEAR 7          YEAR 8          YEAR 9         YEAR 10
-------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses             34.01%          40.71%          47.75%          55.13%          62.89%

Cumulative
Return
After
Expenses             27.48%          32.75%          38.23%          43.94%          49.89%

End of
Year
Balance         $12,748.39      $13,274.89      $13,823.15      $14,394.04      $14,988.52

Estimated
Annual
Expenses        $   108.71      $   113.20      $   117.88      $   122.74      $   127.81
-------------------------------------------------------------------------------------------

CHARTER
ANNUAL
EXPENSE
RATIO 0.74%         YEAR 1          YEAR 2          YEAR 3          YEAR 4          YEAR 5
-------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses             5.00%          10.25%          15.76%          21.55%          27.63%

Cumulative
Return
After
Expenses             4.26%           8.70%          13.33%          18.16%          23.19%

End of
Year
Balance        $10,426.00      $10,870.15      $11,333.22      $11,816.01      $12,319.37

Estimated
Annual
Expenses       $    75.58      $    78.80      $    82.15      $    85.65      $    89.30
-------------------------------------------------------------------------------------------

CHARTER
ANNUAL
EXPENSE
RATIO 0.74%           YEAR 6          YEAR 7          YEAR 8       YEAR 9            YEAR 10
--------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses              34.01%          40.71%          47.75%          55.13%          62.89%

Cumulative
Return
After
Expenses              28.44%          33.91%          36.62%          45.57%          51.77%

End of
Year
Balance          $12,844.18      $13,391.34      $13,961.81      $14,556.58      $15,176.69

Estimated
Annual
Expenses         $    93.11      $    97.07      $   101.21      $   105.52      $   110.01
--------------------------------------------------------------------------------------------



CONSTELLATION
ANNUAL
EXPENSE
RATIO 0.71%         YEAR 1          YEAR 2          YEAR 3          YEAR 4          YEAR 5
--------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses             5.00%          10.25%          15.76%          21.55%          27.63%

Cumulative
Return
After
Expenses             4.29%           8.76%          13.43%          18.30%          23.37%

End of
Year
Balance        $10,429.00      $10,876.40      $11,343.00      $11,829.62      $12,337.11

Estimated
Annual
Expenses       $    72.52      $    75.63      $    78.88      $    82.26      $    85.79
--------------------------------------------------------------------------------------------

CONSTELLATION
ANNUAL
EXPENSE
RATIO 0.71%          YEAR 6          YEAR 7          YEAR 8          YEAR 9         YEAR 10
--------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses             34.01%          40.71%          47.75%          55.13%          62.89%

Cumulative
Return
After
Expenses             28.66%          34.18%          39.94%          45.94%          52.20%

End of
Year
Balance         $12,866.37      $13,418.34      $13,993.98      $14,594.32      $15,220.42

Estimated
Annual
Expenses        $    89.47      $    93.31      $    97.31      $   101.49      $   105.84
--------------------------------------------------------------------------------------------


LARGE
CAP
BASIC
VALUE
ANNUAL
EXPENSE
RATIO 0.80%         YEAR 1          YEAR 2          YEAR 3          YEAR 4          YEAR 5
--------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses             5.00%          10.25%          15.76%          21.55%          27.63%

Cumulative
Return
After
Expenses             4.20%           8.58%          13.14%          17.89%          22.84%

End of
Year
Balance        $10,420.00      $10,857.64      $11,313.66      $11,788.83      $12,283.97

Estimated
Annual
Expenses       $    81.68      $    85.11      $    88.69      $    92.41      $    96.29
--------------------------------------------------------------------------------------------

LARGE
CAP
BASIC
VALUE
ANNUAL
EXPENSE
RATIO 0.80%         YEAR 6          YEAR 7          YEAR 8          YEAR 9         YEAR 10
--------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses            34.01%          40.71%          47.75%          55.13%          62.89%

Cumulative
Return
After
Expenses            28.00%          33.37%          38.98%          44.81%          50.90%

End of
Year
Balance        $12,799.89      $13,337.49      $13,897.66      $14,481.36      $15,089.58

Estimated
Annual
Expenses       $   100.34      $   104.55      $   108.94      $   113.52      $   118.28
--------------------------------------------------------------------------------------------


LARGE
CAP
GROWTH
ANNUAL
EXPENSE
RATIO 0.85%         YEAR 1          YEAR 2          YEAR 3          YEAR 4          YEAR 5
--------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses             5.00%          10.25%          15.76%          21.55%          27.63%

Cumulative
Return
After
Expenses             4.15%           8.47%          12.97%          17.66%          22.55%

End of
Year
Balance        $10,415.00      $10,847.22      $11,297.38      $11,766.22      $12,254.52

Estimated
Annual
Expenses       $    86.76      $    90.36      $    94.11      $    98.02      $   102.09
--------------------------------------------------------------------------------------------

LARGE
CAP
GROWTH
ANNUAL
EXPENSE
RATIO 0.85%          YEAR 6          YEAR 7          YEAR 8          YEAR 9         YEAR 10
--------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses             34.01%          40.71%          47.75%          55.13%          62.89%

Cumulative
Return
After
Expenses             27.63%          32.93%          38.44%          44.19%          50.17%

End of
Year
Balance         $12,763.08      $13,292.75      $13,844.40      $14,418.94      $15,017.33

Estimated
Annual
Expenses        $   106.32      $   110.74      $   115.33      $   120.12      $   125.10
--------------------------------------------------------------------------------------------


MID
CAP
GROWTH
ANNUAL
EXPENSE
RATIO 1.15%         YEAR 1          YEAR 2          YEAR 3          YEAR 4          YEAR 5
--------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses             5.00%          10.25%          15.76%          21.55%          27.63%

Cumulative
Return
After
Expenses             3.85%           7.85%          12.00%          16.31%          20.79%

End of
Year
Balance        $10,385.00      $10,784.82      $11,200.04      $11,631.24      $12,079.04

Estimated
Annual
Expenses       $   117.21      $   121.73      $   126.41      $   131.28      $   136.33
--------------------------------------------------------------------------------------------

MID
CAP
GROWTH
ANNUAL
EXPENSE
RATIO 1.15%          YEAR 6          YEAR 7          YEAR 8          YEAR 9         YEAR 10
--------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses             34.01%          40.71%          47.75%          55.13%          62.89%

Cumulative
Return
After
Expenses             25.44%          30.27%          35.29%          40.49%          45.90%

End of
Year
Balance         $12,544.09      $13,027.03      $13,528.57      $14,049.42      $14,590.33

Estimated
Annual
Expenses        $   141.58      $   147.03      $   152.69      $   158.57      $   164.68
--------------------------------------------------------------------------------------------




WEINGARTEN
ANNUAL
EXPENSE
RATIO 0.85%         YEAR 1          YEAR 2          YEAR 3          YEAR 4          YEAR 5
--------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses             5.00%          10.25%          15.76%          21.55%          27.63%

Cumulative
Return
After
Expenses             4.15%           8.47%          12.97%          17.66%          22.55%

End of
Year
Balance        $10.415.00      $10,847.22      $11,297.38      $11,766.22      $12,254.52

Estimated
Annual
Expenses       $    86.76      $    90.36      $    94.11      $    98.02      $   102.09
--------------------------------------------------------------------------------------------

WEINGARTEN
ANNUAL
EXPENSE
RATIO 0.85%           YEAR 6          YEAR 7          YEAR 8          YEAR 9         YEAR 10
--------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses              34.01%          40.71%          47.75%          55.13%          62.89%

Cumulative
Return
After
Expenses              27.63%          32.93%          38.44%          44.19%          50.17%

End of
Year
Balance          $12,763.08      $13,292.75      $13,844.40      $14,418.94      $15,017.33

Estimated
Annual
Expenses         $   106.32      $   110.74      $   115.33      $   120.12      $   125.10
--------------------------------------------------------------------------------------------


The following replaces in its entirety the heading and the first two paragraphs appearing under the heading "FUND MANAGEMENT - THE ADVISORS" on page 17 of the prospectus:

         "FUND MANAGEMENT - THE ADVISOR

         A I M Advisors, Inc. (the advisor or AIM) serves as each fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the funds' operations and provides investment advisory services to the funds, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the funds.

         The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the funds, encompassing a broad range of investment objectives."

The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - AGGRESSIVE GROWTH" on page 18 of the prospectus:

         o "Lanny H. Sachnowitz (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1987.

         o Kirk L. Anderson, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1994.

         o James G. Birdsall, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1995.

                  They are assisted by the advisor's Large/Multi-Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus."

The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - CONSTELLATION" on page 19 of the prospectus:

         o "Lanny H. Sachnowitz (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1987.

         o Kirk L. Anderson, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1994.

         o James G. Birdsall, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor since 1995.

         o Robert J. Lloyd, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000. From 1997 to 2000, he was employed by American Electric Power.

                  They are assisted by the advisor's Large/Multi-Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus."

The following supersedes and replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION" on page A-1 of the prospectus:

         "In addition to the funds, AIM serves as investment advisor to many other mutual funds (the AIM funds). The following information is about the Institutional Classes of all AIM funds, which are offered to certain eligible institutional investors. Consult the funds' Statements of Additional Information for the Institutional Class for details."

                           AIM AGGRESSIVE GROWTH FUND
                               AIM BLUE CHIP FUND
                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                          AIM DIVERSIFIED DIVIDEND FUND
                         AIM LARGE CAP BASIC VALUE FUND
                            AIM LARGE CAP GROWTH FUND
                             AIM MID CAP GROWTH FUND
                           AIM SELECT BASIC VALUE FUND
                               AIM WEINGARTEN FUND

                     (SERIES PORTFOLIOS OF AIM EQUITY FUNDS)


                        Supplement dated October 31, 2005
        to the Statement of Additional Information dated October 25, 2005 as supplemented October 25, 2005


Effective October 31, 2005, A I M Advisors, Inc. ("AIM") terminated the Sub-Advisory Agreement with A I M Capital Management, Inc. relating to the provision of investment sub-advisory services to AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund. AIM is responsible for the day-to-day management of these Funds.

                            INSTITUTIONAL CLASSES OF

                           AIM AGGRESSIVE GROWTH FUND
                               AIM BLUE CHIP FUND
                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                          AIM DIVERSIFIED DIVIDEND FUND
                         AIM LARGE CAP BASIC VALUE FUND
                            AIM LARGE CAP GROWTH FUND
                             AIM MID CAP GROWTH FUND
                               AIM WEINGARTEN FUND

                     (SERIES PORTFOLIOS OF AIM EQUITY FUNDS)

                        Supplement dated October 31, 2005
        to the Statement of Additional Information dated October 25, 2005


Effective October 31, 2005, A I M Advisors, Inc. ("AIM") terminated the Sub-Advisory Agreement with A I M Capital Management, Inc. relating to the provision of investment sub-advisory services to AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund. AIM is responsible for the day-to-day management of these Funds.



                                       1